Income Taxes (Details 3) (USD $)	3 Months Ended		12 Months Ended		100 Months Ended	103 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2014
Income Tax Disclosure [Line Items]
Net (loss) from operations before taxes	$ (955,836)	$ (1,132,629)	$ (4,419,122)	$ (4,418,459)	$ (31,194,058)	$ (32,149,894)	$ (32,149,894)
As calculated at the statutory rate	(235,421)	(307,871)	(1,034,244)	(726,946)	(6,689,476)		(6,924,897)
Permanent differences	39	36,450	46,113	85,661	841,482		841,521
Change in valuation reserves	235,382	271,421	988,131	641,285	5,880,667		6,116,049
Provision for income taxes	0	0	0	0	32,673	32,673	32,673
Switzerland [Member]
Income Tax Disclosure [Line Items]
Net (loss) from operations before taxes	(485,783)	(362,053)	(2,883,099)	(3,724,792)	(19,398,984)		(19,884,767)
As calculated at the statutory rate	(86,768)	(64,225)	(513,023)	(531,639)	(3,322,885)		(3,409,653)
Permanent differences	0	0	0	(668)	12,325		12,325
Change in valuation reserves	86,768	64,225	513,023	532,307	3,343,233		3,430,001
Provision for income taxes	0	0	0	0	32,673		32,673
Switzerland [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Statutory rate of tax			18.00%
Switzerland [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Statutory rate of tax			8.50%
South Africa [Member]
Income Tax Disclosure [Line Items]
Statutory rate of tax			28.00%
Net (loss) from operations before taxes	(226,654)	(372,212)	(234,099)	(678,233)	(9,536,218)		(9,762,872)
As calculated at the statutory rate	(63,463)	(104,219)	(65,548)	(189,905)	(2,670,141)		(2,733,604)
Permanent differences	39	36,450	46,113	86,329	829,157		829,196
Change in valuation reserves	63,424	67,769	19,435	103,576	1,840,984		1,904,408
Provision for income taxes	0	0	0	0	0		0
United States [Member]
Income Tax Disclosure [Line Items]
Statutory rate of tax			35.00%
Net (loss) from operations before taxes	(243,399)	(398,364)	(1,301,924)	(15,434)	(1,317,358)		(1,560,757)
As calculated at the statutory rate	(85,190)	(139,427)	(455,673)	(5,402)	(461,075)		(546,265)
Permanent differences	0	0	0	0	0		0
Change in valuation reserves	85,190	139,427	455,673	5,402	461,075		546,265
Provision for income taxes	0	0	0	0	0		0
Brazil [Member]
Income Tax Disclosure [Line Items]
Statutory rate of tax			25.00%
Net (loss) from operations before taxes	0	0	0	0	(941,498)		(941,498)
As calculated at the statutory rate	0	0	0	0	(235,375)		(235,375)
Permanent differences	0	0	0	0	0		0
Change in valuation reserves	0	0	0	0	235,375		235,375
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0		$ 0